Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of balances of significant transactions

		06.30.2025		12.31.2024
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	71	7	65	1
Other associates and joint ventures	86	12	52	15
Subtotal	157	19	117	16
Brazilian government – Parent and its controlled entities
Government bonds	716	−	1,114	−
Banks controlled by the Brazilian Government	15,163	4,261	12,030	2,675
Brazilian Federal Government (1)	−	883	−	1,046
Pré-Sal Petróleo S.A. – PPSA	−	25	−	79
Others	185	101	235	85
Subtotal	16,064	5,270	13,379	3,885
Petros	51	266	44	234
Total	16,272	5,555	13,540	4,135
Current	1,747	1,186	1,557	1,382
Non-Current	14,525	4,369	11,983	2,753
(1) It includes amounts related to lease liability.

Schedule of income expenses of significant transactions

	2025	2024	2025	2024
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
Petrochemical companies (associates)	1,650	1,720	838	893
Other associates and joint ventures	21	29	10	9
Subtotal	1,671	1,749	848	902
Brazilian government – Parent and its controlled entities
Government bonds	59	84	29	38
Banks controlled by the Brazilian Government	(91)	11	(46)	(5)
Petroleum and alcohol account - receivables from the Brazilian Government	−	7	−	3
Brazilian Federal Government	(58)	(127)	(33)	(99)
Pré-Sal Petróleo S.A. – PPSA	(230)	(98)	24	(107)
Others	(127)	(93)	(60)	(83)
Subtotal	(447)	(216)	(86)	(253)
Petros	(9)	(10)	(5)	(5)
Total - Income (Expenses)	1,215	1,523	757	644
Revenues, mainly sales revenues	1,661	1,740	844	899
Purchases and services	−	6	−	3
Income (expenses)	(358)	(201)	(38)	(196)
Foreign exchange and inflation indexation charges, net	(33)	(140)	(18)	(113)
Finance income (expenses), net	(55)	118	(31)	51
Total - Income (Expenses)	1,215	1,523	757	644

Schedule of total compensation of executive officers and board members of petrobras parent company

					Parent Company
		Jan-Jun/2025			Jan-Jun/2024
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.4	0.2	1.6	1.5	0.2	1.7
Social security and other employee-related taxes	0.4	−	0.4	0.4	−	0.4
Post-employment benefits (pension plan)	0.2	−	0.2	0.2	−	0.2
Variable compensation	−	−	−	1.3	−	1.3
Benefits due to termination of tenure	0.1	−	0.1	0.1	−	0.1
Total compensation recognized in the statement of income	2.1	0.2	2.3	3.5	0.2	3.7
Total compensation paid (1)	3.7	0.2	3.9	3.8	−	3.8
Monthly average number of members	8.83	11.00	19.83	9.00	11.00	20.00
Monthly average number of paid members	8.83	9.00	17.83	9.00	7.33	16.33
(1) It includes variable compensation for Executive Officers relating to previous periods.